Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Taxes on Unrealized Holding Gains On Securities Available For Sale	$ 3,224,059	$ 15,023
Taxes on Reclassification Adjustment For Gains Included In Net Income			$ 267,425	$ 716,710	$ 166,011